Property and Equipment, Net - Property and Equipment (Details) - USD ($) $ in Thousands	Aug. 26, 2017	Aug. 27, 2016
Property, Plant and Equipment [Line Items]
Website development costs, gross	$ 2,253	$ 5,549
Less: accumulated depreciation and amortization	(148)	(3,276)
Total	2,105	2,273
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Website development costs, gross	69	917
Computer equipment and software
Property, Plant and Equipment [Line Items]
Website development costs, gross	161	717
Machinery and equipment
Property, Plant and Equipment [Line Items]
Website development costs, gross	289	638
Website development costs
Property, Plant and Equipment [Line Items]
Website development costs, gross	899
Less: accumulated depreciation and amortization	(91)
Total	808
Leasehold improvements
Property, Plant and Equipment [Line Items]
Website development costs, gross	310	958
Construction in progress
Property, Plant and Equipment [Line Items]
Website development costs, gross	$ 525	$ 256